Earnings Per Share - Schedule of Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 AED (د.إ) د.إ / shares shares	Dec. 31, 2023 AED (د.إ) د.إ / shares shares	Dec. 31, 2022 AED (د.إ) د.إ / shares shares
Earnings
Losses attributable to Micropolis Shareowners (in Dirhams and Dollars)	$ (6,071,463)	د.إ (22,294,417)	د.إ (11,888,180)	د.إ (11,315,444)
Number of Shares
Weighted average number of shares	30,000,000	30,000,000	25,585,578	23,706,000
Earnings per Share
Losses attributable to Micropolis Shareowners per share (in Dirhams per share and Dollars per share) | (per share)	$ (0.2)	د.إ (0.74)	د.إ (0.46)	د.إ (0.48)